Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

24. Related party transactions

Related party transactions at voxeljet mainly consist of transactions with individuals on the Management Board and Supervisory Board.

Key management is defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company within their function and within the interest of the Company.

The following table presents the amount and components of Management Board compensation:

MANAGEMENT COMPENSATION

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Fixed compensation	709	761	782
Variable compensation	83	--	--
Compensation from stock option plan	160	353	353
Total	952	1,114	1,135

Management Board remuneration currently consists of a fixed monetary remuneration, other fixed benefits (including Company car allowances and contributions to a defined contribution plan) as well as the participation in a stock options plan, which was executed on April 7, 2017. There were no variable compensations for the years 2020 and 2019.

Ordinary members of the Supervisory Board receive a fixed remuneration in the amount of kEUR 40 per annum. The chairman and vice chairman of the Supervisory Board receive a higher fixed remuneration in the amount of kEUR 80 per annum and kEUR 60 per annum, respectively. If a member of the Supervisory Board does not serve for a full year term, the remuneration is paid pro rata temporis. In 2021, the total remuneration for the Supervisory Board amounted to kEUR 180.

Transactions with related parties

A related party relationship could have an effect on the profit and loss and financial position of the Company. Defined as related parties are individuals or other third parties with whom voxeljet has common control relationships.

OTHER RELATED PARTIES

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - 12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current
Lisa Franz	Employee	10/01/2021 - Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 3, kEUR 3, and kEUR 2 in 2021, 2020 and 2019, respectively. The rental of office space is ongoing and will continue in 2022. In addition, Franz Industriebeteiligungen AG received payments related to the use of certain paintings which are placed in the administrative building in Friedberg. Associated rental expenses amounted to kEUR 2 in 2018. At the beginning of 2019, voxeljet acquired those paintings at a price of kEUR 2 and consequently the rental agreement pertaining to the paintings was terminated.

In addition, voxeljet received logistics services amounting to kEUR 0, kEUR 25 and kEUR 56 in 2021, 2020 and 2019, respectively from ‘Andreas Schmid Logistik’, where voxeljet’s Supervisory Board member Dr. Stefan Söhn served as the Chief Financial Officer until December 2020. Dr. Stefan Söhn resigned from his office as vice chairperson and member of the supervisory board of the Company for professional reasons with effect from the end of the general shareholders’ meeting on May 26, 2021.

Moreover, voxeljet received orders amounting to kEUR 146, kEUR 25 and kEUR 164 in 2021, 2020 and 2019, respectively from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which was our minority shareholder for voxeljet China until September 1, 2021. On this date, Meimai transferred half of its equity interest in voxeljet China, or 15% of voxeljet China’s equity, to its shareholder MK Holding GmbH and the remaining half of its equity interest, or 15% of voxeljet China’s equity to its shareholder Mr. Jin Tianshi, the managing director of voxeljet China. As a result, as of September 1, 2021, Meimai is no longer a related party.

Further, voxeljet received orders amounting to kEUR 0, kEUR 0 and kEUR 13 in 2021, 2020 and 2019, respectively from DSCS Digital Supply Chain Solutions GmbH (“DSCS”), which was an associated company of which we own 33.3%. Shareholders of DSCS have initiated the wind-up of DSCS, which will be finalized by DSCS’s removal from the commercial register, expected to take place in the first quarter of 2022.

In addition, voxeljet employs Michele Neuber as an intern. Michele Neuber is the son of Volker Neuber, who has been a member of voxeljet’s Supervisory Board since July 2020. Michele Neuber received a salary of kEUR 2, kEUR 2 and kEUR 2 in 2021, 2020 and 2019 respectively.

voxeljet employed Simon Franz, who is the son of voxeljet’s Chief Financial Officer Rudolf Franz, as an intern until July 31, 2019. He received a salary of kEUR 9 in 2019.

Moreover, voxeljet sold a used car in the first quarter of 2021 to Susanne Ederer-Pausewang, who is the wife of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet, amounting to kEUR 27.

In addition, voxeljet has employed Lisa Franz, who is the daughter of Rudolf Franz, the Chief Operating Officer and Chief Financial Officer of voxeljet, as an intern since October 1, 2021. She received a salary of kEUR 2 in 2021.

All related party transactions, voxeljet entered into, were made on an arm’s length basis.